Cash and cash equivalents	12 Months Ended
Dec. 31, 2013
Cash and cash equivalents
Cash and cash equivalents

5. Cash and cash equivalents

        Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions. Cash and cash equivalents balance as of December 31, 2012 and 2013 primarily consist of the following currencies:

	December 31, 2012		December 31, 2013
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	460,176	460,176	715,316	715,316
US$	7,084	44,526	2,342	14,282

Total		504,702		729,598